Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.3%
Communication Services — 3.3%
Interactive Media & Services — 2.1%
Meta Platforms Inc., Class A Shares	125,000	$86,147,500
Wireless Telecommunication Services — 1.2%
T-Mobile US Inc.	200,000	46,594,000

Total Communication Services		132,741,500
Consumer Discretionary — 2.0%
Hotels, Restaurants & Leisure — 1.1%
DraftKings Inc., Class A Shares	1,000,000	41,950,000 *
Specialty Retail — 0.9%
Murphy USA Inc.	75,000	37,718,250

Total Consumer Discretionary		79,668,250
Consumer Staples — 5.8%
Beverages — 1.2%
Constellation Brands Inc., Class A Shares	260,000	47,008,000
Consumer Staples Distribution & Retail — 2.0%
Performance Food Group Co.	425,000	38,381,750 *
Target Corp.	300,000	41,373,000
Total Consumer Staples Distribution & Retail		79,754,750
Food Products — 1.9%
Nestle SA, ADR	900,000	76,482,000
Personal Care Products — 0.7%
Coty Inc., Class A Shares	4,000,000	29,320,000 *

Total Consumer Staples		232,564,750
Energy — 11.8%
Energy Equipment & Services — 3.6%
Atlas Energy Solutions Inc.	900,000	20,664,000
Noble Corp. PLC	1,900,000	60,895,000
Schlumberger NV	1,500,000	60,420,000
Total Energy Equipment & Services		141,979,000
Oil, Gas & Consumable Fuels — 8.2%
ConocoPhillips	600,000	59,298,000
Energy Transfer LP	3,000,000	61,440,000
EQT Corp.	2,200,000	112,464,000
Hess Corp.	460,000	63,953,800
Venture Global Inc., Class A Shares	1,600,000	32,720,000 *
Total Oil, Gas & Consumable Fuels		329,875,800

Total Energy		471,854,800
Financials — 25.0%
Banks — 5.7%
Bank of America Corp.	2,750,000	127,325,000
First Horizon Corp.	2,800,000	61,292,000
M&T Bank Corp.	200,000	40,248,000
Total Banks		228,865,000
Capital Markets — 1.5%
Charles Schwab Corp.	750,000	62,040,000
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 3.3%
Capital One Financial Corp.	300,000	$61,113,000
OneMain Holdings Inc.	1,300,000	72,202,000
Total Consumer Finance		133,315,000
Financial Services — 10.4%
Block Inc.	825,000	74,926,500 *
Corebridge Financial Inc.	2,800,000	94,528,000
Fiserv Inc.	300,000	64,812,000 *
Global Payments Inc.	500,000	56,425,000
MGIC Investment Corp.	2,400,000	61,296,000
PayPal Holdings Inc.	700,000	62,006,000 *
Total Financial Services		413,993,500
Insurance — 4.1%
American International Group Inc.	1,025,000	75,501,500
Fairfax Financial Holdings Ltd.	28,968	39,107,090
Fairfax Financial Holdings Ltd.	11,032	14,849,458
Ryan Specialty Holdings Inc.	500,000	33,290,000
Total Insurance		162,748,048

Total Financials		1,000,961,548
Health Care — 17.1%
Biotechnology — 5.5%
AbbVie Inc.	420,000	77,238,000
Argenx SE, ADR	75,000	49,134,750 *
Gilead Sciences Inc.	975,000	94,770,000
Total Biotechnology		221,142,750
Health Care Equipment & Supplies — 1.2%
Medtronic PLC	500,000	45,410,000
Health Care Providers & Services — 4.3%
CVS Health Corp.	1,100,000	62,128,000
UnitedHealth Group Inc.	205,000	111,210,450
Total Health Care Providers & Services		173,338,450
Life Sciences Tools & Services — 1.0%
ICON PLC	190,000	37,825,200 *
Pharmaceuticals — 5.1%
Johnson & Johnson	720,000	109,548,000
Novo Nordisk A/S, ADR	600,000	50,670,000
UCB SA	225,000	43,774,491 (a)
Total Pharmaceuticals		203,992,491

Total Health Care		681,708,891
Industrials — 11.8%
Air Freight & Logistics — 1.1%
GXO Logistics Inc.	1,000,000	45,450,000 *
Building Products — 2.1%
Fortune Brands Innovations Inc.	500,000	35,835,000
Johnson Controls International PLC	600,000	46,800,000
Total Building Products		82,635,000
Commercial Services & Supplies — 1.4%
Clean Harbors Inc.	238,000	55,454,000 *
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 1.0%
WillScot Holdings Corp.	1,100,000	$40,766,000 *
Electrical Equipment — 0.4%
Fluence Energy Inc.	1,200,000	15,612,000 *
Ground Transportation — 2.5%
Canadian Pacific Kansas City Ltd.	600,000	47,760,000
Uber Technologies Inc.	750,000	50,137,500 *
Total Ground Transportation		97,897,500
Industrial Conglomerates — 1.6%
Siemens AG, Registered Shares	300,000	64,312,803 (a)
Trading Companies & Distributors — 1.7%
Marubeni Corp.	1,799,940	26,760,730 (a)
WESCO International Inc.	220,000	40,700,000
Total Trading Companies & Distributors		67,460,730

Total Industrials		469,588,033
Information Technology — 5.6%
Semiconductors & Semiconductor Equipment — 3.1%
Micron Technology Inc.	850,000	77,554,000
Skyworks Solutions Inc.	500,000	44,380,000
Total Semiconductors & Semiconductor Equipment		121,934,000
Software — 1.5%
Oracle Corp.	350,000	59,521,000
Technology Hardware, Storage & Peripherals — 1.0%
Seagate Technology Holdings PLC	430,000	41,434,800

Total Information Technology		222,889,800
Materials — 5.8%
Chemicals — 2.7%
Corteva Inc.	900,000	58,743,000
Eastman Chemical Co.	500,000	49,825,000
Total Chemicals		108,568,000
Containers & Packaging — 0.5%
Silgan Holdings Inc.	400,000	22,008,000
Metals & Mining — 2.6%
Freeport-McMoRan Inc.	1,375,000	49,293,750
Teck Resources Ltd., Class B Shares	1,300,000	53,144,000
Total Metals & Mining		102,437,750

Total Materials		233,013,750
Real Estate — 3.2%
Real Estate Management & Development — 1.1%
Jones Lang LaSalle Inc.	150,000	42,420,000 *
Residential REITs — 0.7%
American Homes 4 Rent, Class A Shares	800,000	27,704,000
Specialized REITs — 1.4%
American Tower Corp.	310,000	57,334,500

Total Real Estate		127,458,500
Utilities — 5.9%
Electric Utilities — 2.8%
PG&E Corp.	3,500,000	54,775,000
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
PPL Corp.		1,750,000	$58,800,000
Total Electric Utilities			113,575,000
Independent Power and Renewable Electricity Producers — 3.1%
AES Corp.		3,000,000	33,000,000
Talen Energy Corp.		200,000	44,346,000 *
Vistra Corp.		275,000	46,208,250
Total Independent Power and Renewable Electricity Producers			123,554,250

Total Utilities			237,129,250
Total Investments before Short-Term Investments (Cost — $3,038,179,052)			3,889,579,072
	Rate
Short-Term Investments — 2.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	58,268,508	58,268,508 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	58,268,508	58,268,508 (b)(c)

Total Short-Term Investments (Cost — $116,537,016)			116,537,016
Total Investments — 100.2% (Cost — $3,154,716,068)			4,006,116,088
Liabilities in Excess of Other Assets — (0.2)%			(8,183,712)
Total Net Assets — 100.0%			$3,997,932,376

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $58,268,508 and the cost was $58,268,508 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$637,934,400	$43,774,491	—	$681,708,891
Industrials	378,514,500	91,073,533	—	469,588,033
Other Common Stocks	2,738,282,148	—	—	2,738,282,148
Total Long-Term Investments	3,754,731,048	134,848,024	—	3,889,579,072
Short-Term Investments†	116,537,016	—	—	116,537,016
Total Investments	$3,871,268,064	$134,848,024	—	$4,006,116,088

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$56,212,770	$148,889,573	148,889,573	$146,833,835	146,833,835

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$640,130	—	$58,268,508

ClearBridge Value Fund 2025 Quarterly Report